ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2024
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2024, was more than 25% of the Company’s consolidated net assets as of December 31, 2024.

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	2023	2024	2024
	RMB	RMB	USD
			(Note 2)
ASSETS
Cash and cash equivalents	2,636	274,514	37,608
Short term investments	—	493,947	67,670
Prepaid expenses and other assets	16,202	12,080	1,656
Amount due from subsidiaries and VIEs	—	3,016,777	413,297
Investments in subsidiaries and VIEs	21,933,951	20,393,966	2,793,962
TOTAL ASSETS	21,952,789	24,191,284	3,314,193
LIABILITIES AND EQUITY
LIABILITIES
Accrued expenses and other current liabilities	1,153	1,241	171
Amount due to a subsidiary	14,153	—	—
TOTAL LIABILITIES	15,306	1,241	171
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 326,552,504 shares issued and 315,226,128 shares outstanding as of December 31, 2023 and 296,540,988 shares issued and 283,981,320 shares outstanding as of December 31, 2024, respectively)	22	21	3
Treasury stock	(384,637)	(1,113,608)	(152,564)
Additional paid-in capital	6,059,439	4,339,413	594,497
Retained earnings	16,297,316	20,952,340	2,870,459
Other comprehensive (loss) income	(34,657)	11,877	1,627
TOTAL EQUITY	21,937,483	24,190,043	3,314,022
TOTAL LIABILITIES AND EQUITY	21,952,789	24,191,284	3,314,193

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 2)
Operating costs and expenses	(17,288)	(25,517)	(19,770)	(2,708)
Interest (expense) income, net	(16,258)	17,316	24,376	3,339
Foreign exchange (losses) gains	(8,173)	(574)	316	43
Other income, net	7,674	29,311	15,939	2,184
Net (loss) income before taxes and income from equity in subsidiaries and VIEs	(34,045)	20,536	20,861	2,858
Equity in earnings of subsidiaries and VIEs	4,058,218	4,264,800	6,248,235	856,003
Net income before taxes	4,024,173	4,285,336	6,269,096	858,861
Income tax expenses	—	—	(4,782)	(655)
Net income attributable to shareholders of the Company	4,024,173	4,285,336	6,264,314	858,206
Net income attributable to ordinary shareholders of the Company	4,024,173	4,285,336	6,264,314	858,206

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 2)
Net income attributable to shareholders of the Company	4,024,173	4,285,336	6,264,314	858,206
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	59,157	17,118	46,534	6,375
Other comprehensive income	59,157	17,118	46,534	6,375
Total comprehensive income	4,083,330	4,302,454	6,310,848	864,581
Comprehensive income attributable to ordinary shareholders	4,083,330	4,302,454	6,310,848	864,581

QIFU TECHNOLOGY, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
				(Note 2)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	4,024,173	4,285,336	6,264,314	858,206
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs, net of dividends	(4,058,218)	(3,474,800)	1,706,075	233,732
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	(31,896)	2,282	87	12
Prepaid expenses and other assets	(6,325)	(17,667)	20,229	2,771
Amounts due from related parties	10,134	—	—	—
Interest receivable/payable	—	1,320	(9,091)	(1,245)
Fair value change of foreign exchange options	(4,704)	4,527	—	—
Net Cash (used in) provided by Operating Activities	(66,836)	800,998	7,981,614	1,093,476
Cash Flows from Investing Activities:
Repayment of loans provided to subsidiaries and VIEs	2,672,543	378,148	2,881,606	394,778
Loans provided to subsidiaries and VIEs	(1,091,928)	(71,706)	(5,920,169)	(811,060)
Purchase of foreign exchange options	(14,549)	—	—	—
Proceeds from disposal of short-term investments	17,890	216,301	291,520	39,938
Purchase of short-term investments	—	(203,361)	(776,418)	(106,369)
Net Cash provided by (used in) Investing Activities	1,583,956	319,382	(3,523,461)	(482,713)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon Secondary Listing	254,916	—	—	—
Payment of Secondary Listing costs	(3,137)	(16,023)	—	—
Dividends to shareholders	(988,586)	(941,705)	(1,262,935)	(173,021)
Repayments of short-term loans	(492,952)	—	—	—
Proceeds from short-term loans	190,179	—	—	—
Stock repurchase	—	(636,179)	(2,973,192)	(407,326)
Net Cash used in Financing Activities	(1,039,580)	(1,593,907)	(4,236,127)	(580,347)
Effect of foreign exchange rate changes	(20,334)	11,840	49,852	6,831
Net increase (decrease) in cash and cash equivalents	457,206	(461,687)	271,878	37,247
Cash, cash equivalents, and restricted cash, beginning of year	7,117	464,323	2,636	361
Cash, cash equivalents, and restricted cash, end of year	464,323	2,636	274,514	37,608

Supplemental disclosures of cash flow information:

Payables for dividends:	177,518	—	—	—
Payables for capitalized issuance costs	15,454	—	—	—

Notes to condensed financial statements

1.	The condensed financial statements of Qifu Technology, Inc. have been prepared using the same accounting policies as set out in the Financial Statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in earnings of subsidiaries and VIEs on the statement of operations.
2.	As of December 31, 2022, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the Financial Statements.
3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Financial Statements.